Financial instruments and risk management - Fair value measurement - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Total for all business combinations
Disclosure of detailed information about financial instruments [line items]
Contingent consideration payment period	3 years
Level 3
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	$ 226	$ 443
Movement in financial assets - other	258
Zacapa financial liability | Level 3
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	101	198	$ 274
Contingent consideration recognised on acquisition of businesses
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	35	153
Contingent consideration recognised on acquisition of businesses | Cash flows, measurement input
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in fair value liability due to increase in observable input	$ 30
Sensitivity analysis, percentage of possible increase in unobservable input, liabilities	10.00%
Sensitivity analysis, percentage of possible decrease in unobservable input, liabilities	10.00%
Increase (decrease) in fair value liability due to decrease in observable input	$ 30
Contingent consideration recognised on acquisition of businesses | Total for all business combinations | Undiscounted amount
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	137	273
Contingent consideration recognised on acquisition of businesses | Level 3
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	125	245	$ 391
Contingent consideration recognised on acquisition of businesses | Level 3 | Don Papa rum
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	$ 90	92
Industrias Licoreras de Guatemala
Disclosure of detailed information about financial instruments [line items]
Proportion of ownership interest in investment by external party	50.00%
Industrias Licoreras de Guatemala | Zacapa financial liability | Level 3
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	$ 101	$ 198
Zacapa rum | Zacapa financial liability
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in fair value liability due to increase in observable input	$ 5